                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         12/31/07
                                                --------------------------------

Check here if Amendment [  ]; Amendment Number:
                                                 ------

     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Alliance Trust PLC
Address:    Meadow House
            64 Reform Street
            Dundee, Scotland  DD1 1TJ
            United Kingdom

Form 13F File Number:  28-
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ian Anderson
Title:  Assistant Secretary
Phone:  +44 1382 201700

Signature, Place, and Date of Signing:

  /s/ Ian Anderson       Dundee, Scotland, United Kingdom       April 3, 2008
--------------------   ------------------------------------   ------------------
    [Signature]                  [City, State]                     [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:               0

     Form 13F Information Table Entry Total:          47

Form 13F Information Table Value Total:               753,657
                                                      (thousands)


     List of Other Included Managers:


     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None.




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                           FORM 13F INFORMATION TABLE


                                        TITLE OF               VALUE   SHRS OR PRN SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
            NAME OF ISSUE               CLASS     CUSIP       (X$1000)     AMT     PRN CALL DISCRETION  MANAGERS  SOLE  SHARED NONE
--------------------------------------- -------- ----------- --------- ----------- --- ---- ---------- --------- ------ ------ ----
ABBOTT LABS COM NPV                     Equity    002824100  46,623      832,400   SH         SOLE       NONE    832,400
ADOBE SYSTEMS INC COM USD0.0001         Equity    00724F101  15,223      356,000   SH         SOLE       NONE    356,000
ALTRIA GROUP INC COM USD0.333333        Equity    02209S103  43,651      578,000   SH         SOLE       NONE    578,000
AMDOCS ORD GBP0.01                      Equity    G02602103  19,058      554,000   SH         SOLE       NONE    554,000
AMER TOWER CORP CL'A'COM USD0.01        Equity    029912201  18,126      426,500   SH         SOLE       NONE    426,500
APACHE CORP COM USD0.625                Equity    037411105  13,094      122,000   SH         SOLE       NONE    122,000
BAXTER INTL INC COM USD1                Equity    071813109  11,710      201,758   SH         SOLE       NONE    201,758
BK OF AMERICA CORP COM USD0.01          Equity    060505104  15,265      371,040   SH         SOLE       NONE    371,040
CATERPILLAR INC COM USD1                Equity    149123101  19,195      264,800   SH         SOLE       NONE    264,800
CHARLOTTE RUSSE HL COM USD0.01          Equity    161048103   1,777      110,000   SH         SOLE       NONE    110,000
CHEESECAKE FACTORY COM USD0.01          Equity    163072101   9,020      380,900   SH         SOLE       NONE    380,900
CHESAPEAKE ENERGY COM USD0.01           Equity    165167107  10,584      270,000   SH         SOLE       NONE    270,000
CISCO SYSTEMS COM USD0.001              Equity    17275R102  25,048      926,000   SH         SOLE       NONE    926,000
CLEAN HARBORS INC COM USD0.01           Equity    184496107   2,227       43,000   SH         SOLE       NONE     43,000
CON-WAY INC COM USD0.625                Equity    205944101   1,121       27,000   SH         SOLE       NONE     27,000
CVS CAREMARK CORP COM STK USD0.01       Equity    126650100  21,332      537,740   SH         SOLE       NONE    537,740
DAVITA INC COM USD0.001                 Equity    23918K108   4,078       72,500   SH         SOLE       NONE     72,500
DIAMOND OFFSHORE COM USD0.01            Equity    25271C102  40,438      285,700   SH         SOLE       NONE    285,700
EMC CORP(MASS) COM USD0.01              Equity    268648102  10,170      550,000   SH         SOLE       NONE    550,000
EXELON CORP COM NPV                     Equity    30161N101  31,451      385,900   SH         SOLE       NONE    385,900
EXXON MOBIL CORP COM NPV                Equity    30231G102  62,739      670,000   SH         SOLE       NONE    670,000
F5 NETWORK INC COM STK NPV              Equity    315616102   2,134       75,000   SH         SOLE       NONE     75,000
INTEL CORP COM USD0.001                 Equity    458140100  15,854      596,000   SH         SOLE       NONE    596,000
INTERMEC INC COM USD0.01                Equity    458786100   9,881      486,500   SH         SOLE       NONE    486,500
ITT CORPORATION COM USD1                Equity    450911102  25,482      386,500   SH         SOLE       NONE    386,500
JOHNSON & JOHNSON COM USD1              Equity    478160104  25,445      382,000   SH         SOLE       NONE    382,000
JP MORGAN CHASE & COM USD1              Equity    46625H100   8,609      197,637   SH         SOLE       NONE    197,637
LINCOLN NATL CORP COM NPV               Equity    534187109   1,977       34,000   SH         SOLE       NONE     34,000
MCCORMICK & SCHMIC COM STK USD0.001     Equity    579793100   5,477      458,300   SH         SOLE       NONE    458,300
MICROSOFT CORP COM USD0.0000125         Equity    594918104  13,133      369,000   SH         SOLE       NONE    369,000
MONSANTO COM STK USD0.01                Equity    61166W101   2,472       22,200   SH         SOLE       NONE     22,200
NETWORK APPLIANCE COM USD0.001          Equity    64120L104  17,493      700,000   SH         SOLE       NONE    700,000
NOVATEK OAO GDR EACH REPR 10 SHS'REG S' Equity    669932501   2,842       37,000   SH         SOLE       NONE     37,000
PGT INC COM USD0.01                     Equity    69336V101     559      117,700   SH         SOLE       NONE    117,700
PLUM CREEK TMBR CO COM USD0.01          Equity    729251108  13,342      290,300   SH         SOLE       NONE    290,300
PROCTER & GAMBLE COM NPV                Equity    742718109  25,645      350,000   SH         SOLE       NONE    350,000
REPUBLIC SERVICES COM USD0.01           Equity    760759100  21,005      670,000   SH         SOLE       NONE    670,000
ROSS STORES INC COM USD0.01             Equity    778296103  13,424      525,000   SH         SOLE       NONE    525,000
SCHLUMBERGER COM USD0.01                Equity    806857108  24,543      250,028   SH         SOLE       NONE    250,028
TEREX CORP COM USD0.01                  Equity    880779103  24,585      375,000   SH         SOLE       NONE    375,000
ULTRA PETROLEUM CP COM NPV              Equity    903914109  18,974      266,000   SH         SOLE       NONE    266,000
UTD HEALTH GROUP COM USD0.01            Equity    91324P102  11,638      200,000   SH         SOLE       NONE    200,000
UTD TECHNOLOGIES COM USD1               Equity    913017109  25,445      333,000   SH         SOLE       NONE    333,000
VULCAN MATERIALS COM STK USD1           Equity    929160109   9,328      118,000   SH         SOLE       NONE    118,000
WHIRLPOOL CORP COM USD1                 Equity    963320106   1,633       20,000   SH         SOLE       NONE     20,000
WINNEBAGO INDS INC COM USD0.50          Equity    974637100   1,093       52,000   SH         SOLE       NONE     52,000
ZIMMER HLDGS INC COM USD0.01            Equity    98956P102   9,718      147,200   SH         SOLE       NONE    147,200

                                                            753,657